UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21888

Oppenheimer Institutional Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2016 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Certificates of Deposit—10.6%

Yankee Certificates of Deposit—10.6%

Bank of Montreal, Chicago, 0.836%[1]	9/2/16	9/2/16	$72,000,000	$72,000,205

Bank of Tokyo-Mitsubishi UFJ NY, 0.72%[2]	9/14/16	9/14/16	50,000,000	50,000,000

DZ Bank, New York:
0.55%	9/7/16	9/7/16	100,000,000	100,000,000
0.64%	9/21/16	9/21/16	33,000,000	33,000,000

HSBC Bank USA NA, 0.829%[1]	9/1/16	9/1/16	62,000,000	62,000,000

Mitsubishi UFJ TR & BK NY:
0.57%[2]	9/16/16	9/16/16	35,000,000	35,000,000
0.65%[2]	9/20/16	9/20/16	45,000,000	45,000,000

Skandinaviska Enskilda Banken, Grand Cayman, 0.30%	9/1/16	9/1/16	94,500,000	94,500,000

Sumitomo Mutsui Bank NY:
0.71%	9/8/16	9/8/16	20,000,000	20,000,000
0.71%	9/6/16	9/6/16	75,000,000	75,000,000

UBS AG, Stamford CT:
0.87%[1]	9/8/16	9/8/16	50,000,000	50,001,079
0.894%[1]	9/9/16	9/9/16	60,000,000	60,000,000

Wells Fargo Bank NA, 0.70%	9/22/16	9/22/16	50,000,000	50,000,000

Total Certificates of Deposit (Cost $746,501,284)				746,501,284

Direct Bank Obligations—6.2%

BNP Paribas, New York:
0.803%	9/2/16	9/2/16	70,000,000	69,998,444
0.904%	9/12/16	9/12/16	103,000,000	102,971,675

Credit Agricole Corporate & Investment Bank, New York Branch, 0.334%	9/1/16	9/1/16	90,000,000	90,000,000

HSBC USA, Inc., 0.621%	9/13/16	9/13/16	55,000,000	54,988,634

ING (US) Funding LLC:
0.702%	9/8/16	9/8/16	45,000,000	44,993,875
0.702%	9/2/16	9/2/16	64,000,000	63,998,756

Total Direct Bank Obligations (Cost $426,951,384)				426,951,384

Short-Term Notes/Commercial Paper—14.0%

Receivables Finance—2.9%

Barton Capital SA, 0.48%[3]	9/2/16	9/2/16	20,000,000	19,999,733

Gotham Funding Corp., 0.37%[3]	9/1/16	9/1/16	57,641,000	57,641,000

Starbird Funding Corp.:
0.682%[3]	9/7/16	9/7/16	25,000,000	24,997,167
0.894%[3]	9/1/16	9/1/16	25,000,000	25,000,000
0.904%[3]	9/20/16	9/20/16	75,000,000	74,964,375

				202,602,275

Special Purpose Financial—11.1%

Anglesea Funding LLC:
0.43%[2]	9/2/16	9/2/16	5,500,000	5,499,934

1      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Special Purpose Financial (Continued)

Anglesea Funding LLC: (Continued)
0.43%[2]	9/7/16	9/7/16	$100,000,000	$99,992,833
0.43%[2]	9/6/16	9/6/16	86,000,000	85,994,864
0.435%[2]	9/1/16	9/1/16	131,000,000	131,000,000

Bennington Stark Capital Co.:
0.55%[3]	9/16/16	9/16/16	50,000,000	49,988,542
0.601%[3]	9/6/16	9/6/16	35,000,000	34,997,083

Concord Minutemen Cap. Co. LLC, 0.40%	9/1/16	9/1/16	140,000,000	140,000,000

Lexington Parker Capital Co. LLC:
0.40%[3]	9/1/16	9/1/16	95,300,000	95,300,000
0.54%[3]	9/15/16	9/15/16	50,000,000	49,989,500

Ridgefield Funding Co. LLC, 0.45%	9/1/16	9/1/16	86,028,000	86,028,000

				778,790,756

Total Short-Term Notes/Commercial Paper (Cost $981,393,031)				981,393,031

U.S. Government Agencies—54.9%

Fannie Mae:
0.315%	10/4/16	10/4/16	58,400,000	58,383,137
0.32%	10/19/16	10/19/16	50,000,000	49,978,667
0.32%	11/1/16	11/1/16	50,000,000	49,972,889
0.32%	11/3/16	11/3/16	70,000,000	69,960,800
0.33%	11/2/16	11/2/16	50,000,000	49,971,583
0.335%	12/27/16	12/27/16	50,000,000	49,945,563
0.361%	12/28/16	12/28/16	70,000,000	69,917,400

Federal Farm Credit Bank, 0.522%[1]	9/22/16	9/22/17	12,000,000	12,003,332

Federal Home Loan Bank:
0.285%	10/19/16	10/19/16	20,000,000	19,992,400
0.295%	10/12/16	10/12/16	50,000,000	49,983,201
0.295%	10/13/16	10/13/16	40,000,000	39,986,233
0.302%	10/27/16	10/27/16	80,000,000	79,962,433
0.303%	10/18/16	10/18/16	75,000,000	74,970,397
0.305%	10/20/16	10/20/16	50,000,000	49,979,243
0.32%	9/29/16	9/29/16	70,000,000	69,982,578
0.32%	10/3/16	10/3/16	70,000,000	69,980,089
0.32%	11/2/16	11/2/16	20,000,000	19,988,978
0.32%	11/9/16	11/9/16	50,000,000	49,969,333
0.32%	11/22/16	11/22/16	65,000,000	64,952,622
0.32%	11/8/16	11/8/16	75,000,000	74,954,667
0.325%	10/31/16	10/31/16	70,000,000	69,962,083
0.325%	11/16/16	11/16/16	70,000,000	69,951,972
0.325%	11/15/16	11/15/16	50,000,000	49,966,146
0.33%	11/4/16	11/4/16	86,615,000	86,564,186
0.334%	10/28/16	10/28/16	94,000,000	93,950,331
0.334%	11/25/16	11/25/16	95,600,000	95,524,605
0.34%	11/23/16	11/23/16	44,145,000	44,110,395
0.34%	11/30/16	11/30/16	46,050,000	46,010,858

2        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
0.34%	11/7/16	11/7/16	$35,000,000	$34,977,853
0.34%	12/5/16	12/5/16	70,000,000	69,937,194
0.34%	12/6/16	12/6/16	70,000,000	69,936,533
0.345%	11/28/16	11/28/16	70,000,000	69,940,967
0.345%	12/7/16	12/7/16	70,000,000	69,934,929
0.345%	12/8/16	12/8/16	70,000,000	69,934,258
0.35%	10/24/16	10/24/16	70,000,000	69,963,931
0.35%	10/25/16	10/25/16	70,000,000	69,963,250
0.35%	12/13/16	12/13/16	70,000,000	69,929,903
0.35%	12/14/16	12/14/16	70,000,000	69,929,222
0.35%	12/15/16	12/15/16	75,000,000	74,923,438
0.35%	12/9/16	12/9/16	65,000,000	64,937,437
0.36%	10/7/16	10/7/16	70,000,000	69,974,800
0.36%	12/12/16	12/12/16	72,000,000	71,926,560
0.362%	10/26/16	10/26/16	70,000,000	69,961,286
0.365%	10/5/16	10/5/16	70,000,000	69,975,869
0.365%	10/11/16	10/11/16	70,000,000	69,971,611
0.365%	10/14/16	10/14/16	70,000,000	69,969,482
0.37%	11/14/16	11/14/16	80,000,000	79,939,258
0.371%	12/21/16	12/21/16	21,000,000	20,976,043
0.372%	10/21/16	10/21/16	72,999,000	72,961,299
0.431%	1/25/17	1/25/17	70,000,000	69,877,928
0.447%	2/3/17	2/3/17	50,000,000	49,903,986
0.479%	2/17/17	2/17/17	60,000,000	59,865,269
0.484%	2/24/17	2/24/17	35,000,000	34,917,353
0.489%[1]	10/3/16	2/3/17	35,000,000	35,015,128
0.493%[1]	9/11/16	1/11/17	70,000,000	70,001,192
0.516%[1]	9/28/16	4/28/17	70,000,000	70,000,000
0.529%[1]	9/1/16	8/4/17	45,000,000	45,000,000
0.573%[1]	11/16/16	5/16/17	35,000,000	35,000,000
0.621%[1]	11/22/16	11/22/17	25,000,000	25,000,000
0.65%	4/28/17	4/28/17	18,000,000	18,000,000
0.74%[4]	9/22/17	9/22/17	12,000,000	12,000,000
0.75%	8/23/17	8/23/17	35,000,000	35,000,000

Freddie Mac:
0.295%	10/6/16	10/6/16	52,500,000	52,484,943
0.329%	10/17/16	10/17/16	70,000,000	69,970,573
0.459%	2/7/17	2/7/17	30,000,000	29,939,315
0.478%	2/28/17	2/28/17	74,000,000	73,823,485

General Secretariat of the Organization of American States (The), Series A, 0.53%[1]	9/7/16	9/7/16	330,000	330,000

Total U.S. Government Agencies (Cost $3,816,970,416)				3,816,970,416

3        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

U.S. Government Obligations—0.4%

United States Treasury Bills, 0.467%[5] (Cost $24,944,705)	2/23/17	2/23/17	$25,000,000	$24,944,705

Repurchase Agreements—16.6%

Repurchase Agreements[6] (Cost $1,155,000,000)			1,155,000,000	1,155,000,000

Total Investments, at Value (Cost $7,151,760,820)			102.7%	7,151,760,820

Net Other Assets (Liabilities)			(2.7)	(186,152,126)

Net Assets			100.0%	$6,965,608,694

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $452,487,631 or 6.50% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $432,877,400 or 6.21% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount

CSL	0.32%	8/31/16	9/1/16	$190,000,000

DBC	0.34	8/31/16	9/1/16	175,000,000

SSS	0.42	8/31/16	9/1/16	600,000,000

TDB	0.33	8/31/16	9/1/16	100,000,000

TDB	0.31	8/31/16	9/1/16	90,000,000

4        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]

CSL	U.S. Treasury Nts., 2%, 7/31/20	$(193,800,366)	$190,000,000	$190,001,689

DBC	U.S. Treasury Nts., 1.375%, 5/31/20	(178,501,752)	175,000,000	175,001,653

SSS	U.S. Treasury Nts., 0.75%, 8/15/19 and U.S. Government Agency Mortgages, 0.55%-5.50%, 11/15/16-3/1/50	(612,924,817)	600,000,000	600,007,000

TDB	U.S. Government Obligations, 0%-3%, 1/26/17-11/15/44 and U.S. Government Agency Mortgages, 3.50%-5%, 5/1/26-8/1/46	(102,001,020)	100,000,000	100,000,917

TDB	U.S. Government Obligations, 0%-4.625%, 9/22/16-5/15/45 and U.S. Government Agency Mortgages, 0.875%-5%, 7/19/19-8/1/46	(91,801,610)	90,000,000	90,000,775

		$(1,179,029,565)	$1,155,000,000	$1,155,012,034

 a. Includes accrued interest.

Glossary:

Counterparty Abbreviations:

CSL	Credit Suisse Securities LLC
DBC	Deutsche Bank Capital Corp.
SSS	South Street Securities LLC
TDB	Toronto Dominion Bank

5        OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2016 Unaudited

1. Organization

Oppenheimer Institutional Money Market Fund, (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective September 28, 2016, the Fund changed its name to Oppenheimer Institutional Government Money Market Fund

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar

6      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

2. Securities Valuation (Continued)

securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$746,501,284	$—	$746,501,284
Direct Bank Obligations	—	426,951,384	—	426,951,384

7      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$981,393,031	$—	$981,393,031
U.S. Government Agencies	—	3,816,970,416	—	3,816,970,416
U.S. Government Obligations	—	24,944,705	—	24,944,705
Repurchase Agreement	—	1,155,000,000	—	1,155,000,000

Total Assets	$—	$7,151,760,820	$—	$7,151,760,820

3. Investments and Risk

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$12,000,000
Sold securities	41,625,000

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

8      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

4. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowings and Other Financing

Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral (Received) / Pledged	Net Exposure[2]

Repurchase Agreements
CSL	$(190,001,689)	$(193,800,366)	$(3,798,677)
DBC	(175,001,653)	(178,501,752)	(3,500,099)

9      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Borrowings and Other Financing (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received [1]	Collateral (Received) / Pledged	Net Exposure[2]

SSS	$(600,007,000)	$(612,924,817)	$(12,917,817)
TDB	(100,000,917)	(102,001,020)	(2,000,103)
TDB	(90,000,775)	(91,801,610)	(1,800,835)

	$(1,155,012,034)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default

10      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/17/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/17/2016